Dividends paid (Tables)	12 Months Ended
Jun. 30, 2018
Dividends paid
Schedule of dividends paid
Final dividend – prior year	4 842	5 650	7 140
Interim dividend – current year	3 110	2 978	3 540

	7 952	8 628	10 680

Forecast cash flow on final dividend – current year	4 898	4 844	5 650